RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Interest expense (less than)	$ 13,000,000	$ 7,000,000	$ 27,000,000	$ 12,000,000
Non-recourse borrowings	21,969,000,000		21,969,000,000		$ 22,117,000,000
Corporate borrowings	1,514,000,000		1,514,000,000		2,626,000,000
Financial instrument liabilities	2,519,000,000		2,519,000,000		2,433,000,000
Other long-term liabilities	1,666,000,000		1,666,000,000		1,764,000,000
Due to related parties	850,000,000		850,000,000		835,000,000
Authorized letter of credit facility
Disclosure of transactions between related parties [line items]
Available portion of corporate credit facilities	500,000,000		500,000,000		500,000,000
Brookfield Holders
Disclosure of transactions between related parties [line items]
Deposit	0		0		0
Interest expense (less than)	0		0	$ 0
Brookfield Holders | Authorized letter of credit facility
Disclosure of transactions between related parties [line items]
Available portion of corporate credit facilities	400,000,000		400,000,000
Brookfield Holders | Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Proceeds from non-current borrowings	0
Brookfield Reinsurance and associates
Disclosure of transactions between related parties [line items]
Other long-term liabilities	11,000,000		11,000,000		11,000,000
Brookfield Reinsurance and associates | Subscription Facility
Disclosure of transactions between related parties [line items]
Non-recourse borrowings	99,000,000		99,000,000		101,000,000
Brookfield Reinsurance
Disclosure of transactions between related parties [line items]
Corporate borrowings	7,000,000		7,000,000		8,000,000
Financial instrument liabilities	2,000,000		2,000,000		2,000,000
Due to related parties	$ 431,000,000		$ 431,000,000		$ 450,000,000